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<FILENAME>form13fhr.txt
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      SummitAlliance Capital Management, LLC

Address:   14785 Preston Rd
           Suite 1000
           Dallas Tx, 76180


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Stan Hall
Title:  Chief Compliance Officer
Phone:  972-663-4351

Signature,  Place,  and  Date  of  Signing:

/s/ Stan Hall                      Dallas, TX                         2/12/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name


---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              80

Form 13F Information Table Value Total:  $      145,269
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2         COLUMN 3  COLUMN 4     COLUMN 5         COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ ------------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                             VALUE    SHRS OR    SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS      CUSIP     (x$1000) PRN AMT    PRN CALL DISCRETION MANAGERS SOLE SHARED    NONE
------------------------------ ------------------- --------- -------- ---------- --- ---- ---------- -------- ---- ------ ----------
* AT&T INC                     COM                 00206R102      526      18755 SH       SOLE                   0      0      18755
AFFYMETRIX INC                 NOTE 3.500% 1/1     00826TAG3      241     241000 PRN      SOLE                   0      0     241000
* ALBERTO CULVER CO NEW        COM                 013078100      448      15297 SH       SOLE                   0      0      15297
* AMERIPRISE FINL INC          COM                 03076C106      502      12937 SH       SOLE                   0      0      12937
* BANK OF AMERICA CORPORATION  COM                 060505104     2232     148187 SH       SOLE                   0      0     148187
* BE AEROSPACE INC             COM                 073302101      419      17815 SH       SOLE                   0      0      17815
* BELO CORP                    COM SER A           080555105       82      15000 SH       SOLE                   0      0      15000
* BRISTOL MYERS SQUIBB CO      COM                 110122108      672      26600 SH       SOLE                   0      0      26600
* BROOKFIELD PPTYS CORP        COM                 112900105      398      32822 SH       SOLE                   0      0      32822
* CHOICE HOTELS INTL INC       COM                 169905106      384      12135 SH       SOLE                   0      0      12135
* CLAYMORE EXCHANGE TRADED FD  ZACKS YLD HOG       18383M506      669      37335 SH       SOLE                   0      0      37335
* CROCS INC                    COM                 227046109       69      12000 SH       SOLE                   0      0      12000
ENERGY CONVERSION DEVICES IN   NOTE 3.000% 6/1     292659AA7       94      94000 PRN      SOLE                   0      0      94000
* EXXON MOBIL CORP             COM                 30231G102     1720      25225 SH       SOLE                   0      0      25225
* FORD MTR CO DEL              COM PAR $0.01       345370860      510      51002 SH       SOLE                   0      0      51002
* HEWLETT PACKARD CO           COM                 428236103      530      10298 SH       SOLE                   0      0      10298
* INTEL CORP                   COM                 458140100      558      27369 SH       SOLE                   0      0      27369
* ISHARES INC                  MSCI AUSTRALIA      464286103     1857      81297 SH       SOLE                   0      0      81297
* ISHARES INC                  MSCI SINGAPORE      464286673      153      13275 SH       SOLE                   0      0      13275
* ISHARES TR INDEX             BARCLY USAGG B      464287226    10705     103743 SH       SOLE                   0      0     103743
* ISHARES TR INDEX             S&P LTN AM 40       464287390     1996      41772 SH       SOLE                   0      0      41772
* ISHARES TR INDEX             BARCLYS 20+ YR      464287432     1739      19346 SH       SOLE                   0      0      19346
* ISHARES TR INDEX             BARCLYS 7-10 YR     464287440     6344      71607 SH       SOLE                   0      0      71607
* ISHARES TR INDEX             BARCLYS 1-3 YR      464287457    11372     137072 SH       SOLE                   0      0     137072
* ISHARES TR INDEX             MSCI EAFE IDX       464287465     8584     155278 SH       SOLE                   0      0     155278
* ISHARES TR INDEX             RUSSELL MCP VL      464287473     4684     126759 SH       SOLE                   0      0     126759
* ISHARES TR INDEX             RUSSELL MCP GR      464287481     4101      90458 SH       SOLE                   0      0      90458
* ISHARES TR INDEX             COHEN&ST RLTY       464287564     2606      49626 SH       SOLE                   0      0      49626
* ISHARES TR INDEX             RUSSELL1000VAL      464287598     6004     104608 SH       SOLE                   0      0     104608
* ISHARES TR INDEX             RUSSELL1000GRW      464287614     4636      92993 SH       SOLE                   0      0      92993
* ISHARES TR INDEX             RUSL 2000 VALU      464287630     3264      56235 SH       SOLE                   0      0      56235
* ISHARES TR INDEX             RUSL 2000 GROW      464287648     2444      35901 SH       SOLE                   0      0      35901
* ISHARES TR INDEX             DJ US TECH SEC      464287721     2042      35483 SH       SOLE                   0      0      35483
* ISHARES TR INDEX             DJ US REAL EST      464287739     2087      45450 SH       SOLE                   0      0      45450
* ISHARES TR INDEX             DJ US BAS MATL      464287838     2083      34769 SH       SOLE                   0      0      34769
* ISHARES TR INDEX             S&P EURO PLUS       464287861     2015      51718 SH       SOLE                   0      0      51718
* ISHARES TR                   HIGH YLD CORP       464288513     1475      16788 SH       SOLE                   0      0      16788
ISHARES TR                     BARCLYS 1-3YR CR    464288646     8356      80374 SH       SOLE                   0      0      80374
ISHARES TR                     BARCLYS SH TREA     464288679     2707      24567 SH       SOLE                   0      0      24567
JA SOLAR HOLDINGS CO LTD       NOTE 4.500% 5/1     466090AA5      285     285000 PRN      SOLE                   0      0     285000
* JOHNSON & JOHNSON            COM                 478160104      650      10099 SH       SOLE                   0      0      10099
* LEVEL 3                      COMMUNICATIONS INC  52729N100       35      22800 SH       SOLE                   0      0      22800
* MACYS INC                    COM                 55616P104      395      23555 SH       SOLE                   0      0      23555
* MICROSOFT CORP               COM                 594918104      377      12370 SH       SOLE                   0      0      12370
* MORGAN STANLEY               COM NEW             617446448      408      13769 SH       SOLE                   0      0      13769
* NATIONWIDE HEALTH PPTYS INC  COM                 638620104      444      12617 SH       SOLE                   0      0      12617
NEKTAR THERAPEUTICS            NOTE 3.250% 9/2     640268AH1      296     296000 PRN      SOLE                   0      0     296000
* NORTH AMERN PALLADIUM LTD    COM                 656912102       70      20000 SH       SOLE                   0      0      20000
* NVIDIA CORP                  COM                 67066G104      643      34407 SH       SOLE                   0      0      34407
* ORACLE CORP                  COM                 68389X105      549      22380 SH       SOLE                   0      0      22380
* PFIZER INC                   COM                 717081103     2551     140231 SH       SOLE                   0      0     140231
* POWERSHARES DB CMDTY IDX TRA UNIT BEN INT        73935S105     1961      79658 SH       SOLE                   0      0      79658
POWERSHARES GLOBAL ETF TRUST   HI YLD USD BD       73936T557      619      34364 SH       SOLE                   0      0      34364
* PROCTER & GAMBLE CO          COM                 742718109      630      10389 SH       SOLE                   0      0      10389
* PROGRESSIVE CORP OHIO        COM                 743315103      434      24125 SH       SOLE                   0      0      24125
PROSHARES TR                   PSHS SH MSCI EAF    74347R370     2313      39619 SH       SOLE                   0      0      39619
* PROSHARES TR                 PSHS SHRT S&P500    74347R503     8345     158767 SH       SOLE                   0      0     158767
* PROSHARES TR                 PSHS SH MDCAP400    74347R800     3289      74004 SH       SOLE                   0      0      74004
* PROSHARES TR                 PSHS ULTSHRT QQQ    74347R875      282      14787 SH       SOLE                   0      0      14787
* RIVERBED TECHNOLOGY INC      COM                 768573107      394      17160 SH       SOLE                   0      0      17160
* ROSS STORES INC              COM                 778296103      483      11309 SH       SOLE                   0      0      11309
* SPDR GOLD TRUST              GOLD SHS            78463V107     2154      20072 SH       SOLE                   0      0      20072
* SPDR SERIES TRUST            BRCLYS YLD ETF      78464A417      831      21416 SH       SOLE                   0      0      21416
* SCOTTS MIRACLE GRO CO        CL A                810186106      399      10162 SH       SOLE                   0      0      10162
* SELECT SECTOR SPDR TR        SBI CONS DISCR      81369Y407     1960      65825 SH       SOLE                   0      0      65825
* SELECT SECTOR SPDR TR        SBI INT-INDS        81369Y704     1918      69001 SH       SOLE                   0      0      69001
* SILVER WHEATON CORP          COM                 828336107      212      14100 SH       SOLE                   0      0      14100
* STAPLES INC                  COM                 855030102      451      18342 SH       SOLE                   0      0      18342
* STARWOOD HOTELS&RESORTS WRLD COM                 85590A401      424      11581 SH       SOLE                   0      0      11581
* SUN LIFE FINL INC            COM                 866796105      364      12679 SH       SOLE                   0      0      12679
* TJX COS INC NEW              COM                 872540109      531      14531 SH       SOLE                   0      0      14531
* TYSON FOODS INC              CL A                902494103      835      68043 SH       SOLE                   0      0      68043
* VANGUARD BD INDEX FD INC     TOTAL BND MRKT      921937835      861      10958 SH       SOLE                   0      0      10958
* VANGUARD INTL EQUITY INDEX F EMR MKT ETF         922042858     1379      33625 SH       SOLE                   0      0      33625
* VARIAN SEMICONDUCTOR EQUIPMN COM                 922207105      425      11841 SH       SOLE                   0      0      11841
* WAL MART STORES INC          COM                 931142103     4105      76801 SH       SOLE                   0      0      76801
* WINDSTREAM CORP              COM                 97381W104      132      12033 SH       SOLE                   0      0      12033
WISDOMTREE TRUST               INTL MIDCAP DV      97717W778      837      17400 SH       SOLE                   0      0      17400
WISDOMTREE TRUST               PAC EX-JAP ETF      97717W810      583      10350 SH       SOLE                   0      0      10350
* NORTHERN DYNASTY MINERALS LT COM NEW             66510M204      107      12900 SH       SOLE                   0      0      12900


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